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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  12/31/2000
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenbelt Corp.
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Address:   277 Park Avenue, 27th Floor
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           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-04716
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Managing Director
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                     2/7/01
-----------------------             ------------                    --------
(Signature)                         (City, State)                     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 22
                                            ---------------------------
Form 13F Information Table Value Total:     $         341,534
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F


Page 1 of 2     Name of Reporting Manager:  Greenbelt Corp.
                                            -----------------------------------

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                                                                                  Item 6: Investment Discretion
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Item 1:                Item 2:  Item 3:  CUSIP    Item 4: Fair     Item 5:                       (b) Shared-  (c)      Item 7:
Name of Issuer         Title    Number            Market Value     Shares or                     As Defined   Shared-  Managers See
                       of Class                                    Principal      (a) Sole       in Instr. V  Other    Instr. V
                                                                   Amount
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Bethlehem Steel        COM      87509105          5,478,000        3,130,000      3,130,000
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Brown Shoe             COM      115736100         3,478,000        267,500        267,500
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Brunswick Corp         COM      117043109         9,258,000        563,200        563,200
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Florsheim Shoe Co.     COM      343302105         17,000           32,733         32,733
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Genesis Worldwide      COM      37184G104         19,000           150,000        150,000
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Great Atlantic & Pac.  COM      390064103         1,047,000        149,500        149,500
Tea Inc.
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Hancock Fabrics        COM      409900107         24,000           7,000          7,000
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Heilig Meyers Co.      COM      422893107         42,000           1,232,500      1,232,500
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K-Mart                 COM      482584109         962,000          181,000        181,000
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Laidlaw Inc.           COM      50730K503         14,000           130,500        130,500
-----------------------------------------------------------------------------------------------------------------------------------
La Z Boy               COM      505336107         1,766,000        112,100        112,100
-----------------------------------------------------------------------------------------------------------------------------------
LTX Corp.              COM      502392103         1,372,000        105,900        105,900
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COLUMN TOTALS (Page)                              23,477,000
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                         Item 8: Voting Authority (Shares)
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Item 1:
Name of Issuer
                         (a) Sole        (b) Shared    (c) None

-------------------------------------------------------------------------
Bethlehem Steel          3,130,000
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Brown Shoe               267,500
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Brunswick Corp           563,200
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Florsheim Shoe Co.       32,733
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Genesis Worldwide        150,000
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Great Atlantic & Pac.    149,500
Tea Inc.
-------------------------------------------------------------------------
Hancock Fabrics          7,000
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Heilig Meyers Co.        1,232,500
-------------------------------------------------------------------------
K-Mart                   181,000
-------------------------------------------------------------------------
Laidlaw Inc.             130,500
-------------------------------------------------------------------------
La Z Boy                 112,100
-------------------------------------------------------------------------
LTX Corp.                105,900
-------------------------------------------------------------------------
COLUMN TOTALS (Page)
-------------------------------------------------------------------------



                                    FORM 13F


Page 2 of 2     Name of Reporting Manager:  Greenbelt Corp.
                                            -----------------------------------

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                                                                                    Item 6: Investment Discretion
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Item 1:                Item 2:    Item 3:  CUSIP  Item 4: Fair     Item 5:  Shares              (b)         (c) Shared-  Item 7:
Name of Issuer         Title of   Number          Market Value     or Principal                 Shared- As  Other        Mana-
                       Class                                       Amount           (a) Sole    Defined in               gers
                                                                                                Instr. V                 See
                                                                                                                         Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp.              COM        62886E108       54,971,000       1,119,000        1,119,000
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Ogden Corp.            COM        676346109       50,438,000       3,280,500        3,280,500
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Primesource Corp.      COM        741593107       598,000          132,800          132,800
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Ryerson Tull           COM        783755101       11,548,000       1,399,746        1,399,746
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Scitex Corp            COM        809090103       431,000          58,450           58,450
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Sports Authority       COM        849176102       214,000          180,000          180,000
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Sunglass Hut           COM        86736F106       11,364,000       2,217,300        2,217,300
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Tenneco Automotive     COM        880349105       5,940,000        1,980,100        1,980,100
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Unisys Corp            COM        909214108       8,933,000        610,800          610,800
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Venator Group, Inc.    COM        922944103       173,620,000      11,201,322       11,201,322
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COLUMN TOTALS (Page)                              318,057,000
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AGGREGATE COLUMN                                  341,534,000
TOTALS
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                         Item 8: Voting Authority (Shares)
---------------------------------------------------------------------------
Item 1:
Name of Issuer
                         (a) Sole       (b) Shared    (c) None


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NCR Corp.                1,119,000
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Ogden Corp.              3,280,500
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Primesource Corp.        132,800
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Ryerson Tull             1,399,746
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Scitex Corp              58,450
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Sports Authority         180,000
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Sunglass Hut             2,217,300
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Tenneco Automotive       1,980,100
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Unisys Corp              610,800
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Venator Group, Inc.      11,201,322
---------------------------------------------------------------------------
COLUMN TOTALS (Page)
---------------------------------------------------------------------------
AGGREGATE COLUMN
TOTALS
---------------------------------------------------------------------------


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